Operating Segments - Summary of Assets Held for Sale (Details) - USD ($)	Oct. 16, 2022	Sep. 30, 2022
Segment Reporting Information [Line Items]
Assets held for sale	$ 3,203,557	$ 3,203,557
Canada
Segment Reporting Information [Line Items]
Assets held for sale		$ 3,203,557